Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability

During the six months ended September 30, 2020, we had the following activity in our derivative liability account:

	Debt	Warrants	Total
Derivative liability at March 31, 2020	$793,495	$-	$793,495
Derivative liability recorded on new instruments	-	6,499	6,499
Derivative liability reduced by debt settlement (see NOTE 6)	(468,941)	-	(468,941)
Change in fair value	(324,554)	(2,234)	(326,788)
Derivative liability at September 30, 2020	$-	$4,265	$4,265

During the years ended March 31, 2020 and 2019, we had the following activity in our derivative liability account:

Derivative liability at March 31, 2018	$-
Derivative liability recorded on new instruments	1,144,525
Change in fair value	214,376
Derivative liability at March 31, 2019	1,358,901
Derivative liability recorded on new instruments	1,924,569
Derivative liability extinguished with notes settled	(1,918,744)
Change in fair value	(571,231)
Derivative liability at March 31, 2020	$793,495

Schedule of Assumptions Used in Binominal Option Pricing Model

During the six months ended September 30, 2020, the assumptions used in our binomial option pricing model were in the following range:

	Debt	Warrants
Risk free interest rate	0.11 - 0.17%	0.21 - 0.28%
Expected life in years	0.80 - 1.11	4.84 - 5.00
Expected volatility	128% - 239%	265% - 306%

During the year ended March 31, 2020 and 2019, the assumptions used in our binomial option pricing model were in the following range:

Year Ended March 31,
	2020	2019
Risk free interest rate	0.17% - 2.13%	2.40% - 2.58%
Expected life in years	0.03 - 1.25	0.35 - 1.25
Expected volatility	224% - 381%	222% - 268%